Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 155,476	$ 179,447
Short-term investments	5,991	6,570
Restricted cash	37,608	35,441
Trade receivables	90,892	75,899
Inventories:
Ore stockpiles	22,121	28,155
Concentrates and dore bars	66,742	57,528
Supplies	162,024	182,389
Income taxes recoverable		371
Available-for-sale securities (note 7)	132,379	145,411
Fair value of derivative financial instruments (note 9)	2,360
Other current assets	92,109	110,369
Total current assets	767,702	821,580
Other assets	94,357	88,048
Goodwill	229,279	229,279
Property, plant and mine development	3,907,085	3,895,355
TOTAL ASSETS	4,998,423	5,034,262
Current
Accounts payable and accrued liabilities	173,695	203,547
Environmental remediation liability (note 12)	39,746	26,069
Interest payable	19,193	9,356
Income taxes payable	19,869
Capital lease obligations	11,409	11,068
Fair value of derivative financial instruments (note 9)		4,404
Total current liabilities	263,912	254,444
Long-term debt (note 8)	830,000	920,095
Reclamation provision and other liabilities	127,493	145,988
Deferred income and mining tax liabilities	525,170	498,572
SHAREHOLDERS' EQUITY
Common shares (note 5): Issued - 171,194,430 common shares, less, 314,100 shares held in trust	3,182,923	3,181,381
Stock options (note 6)	129,962	117,694
Warrants	24,858	24,858
Contributed surplus	15,665	15,166
Deficit	(84,579)	(129,021)
Accumulated other comprehensive loss	(16,981)	(7,106)
Total common shareholders' equity	3,251,848	3,202,972
Non-controlling interest		12,191
Total shareholders' equity	3,251,848	3,215,163
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,998,423	$ 5,034,262

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common shares, issued	171,194,430	171,194,430
Treasury shares, held in trust	314,100	314,100

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
REVENUES
Revenues from mining operations	$ 472,934	$ 412,068
COSTS, EXPENSES AND OTHER INCOME
Production	215,035	198,567
Exploration and corporate development	23,108	16,978
Amortization of property, plant and mine development	64,553	61,929
General and administrative	33,928	35,152
Interest expense	14,447	14,008
Interest and sundry income	(269)	(248)
Gain on derivative financial instruments	(895)	(1,351)
Gain on sale of available-for-sale securities (note 7)		(4,394)
Foreign currency translation loss	15,517	14,065
Income before income and mining taxes	107,510	77,362
Income and mining taxes	28,962	32,098
Net income for the period	78,548	45,264
Net income per share - basic (note 5) (in dollars per share)	$ 0.46	$ 0.27
Net income per share - diluted (note 5) (in dollars per share)	$ 0.46	$ 0.26
Cash dividends declared per common share (in dollars per share)	$ 0.2
COMPREHENSIVE INCOME
Net income for the period	78,548	45,264
Other comprehensive income (loss):
Unrealized gain on hedging activities	7,274
Unrealized gain (loss) on available-for-sale securities	(15,019)	7,067
Adjustments for derivative instruments maturing during the period	(510)
Adjustments for realized gain on available-for-sale securities due to dispositions during the period		(4,394)
Change in unrealized gain on pension liability	552	110
Tax effect of other comprehensive loss items	(2,172)	(580)
Other comprehensive income (loss) for the period	(9,875)	2,203
Comprehensive income for the period	$ 68,673	$ 47,467

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Stock Options Outstanding	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2010		$ 3,078,217	$ 78,554	$ 24,858	$ 15,166	$ 440,265	$ 28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		8,806	(1,950)	0	0
Shares issued under employee stock option plan (in shares)		164,219
Stock options			18,511
Shares issued under the incentive share purchase plan		4,734
Shares issued under the incentive share purchase plan (in shares)		71,141
Shares issued under the Company's dividend reinvestment plan		1,232
Shares issued under the Company's dividend reinvestment plan (in shares)		18,450
Net income for the period						45,264
Other comprehensive (loss) income for the period	2,203						2,203
Restricted share unit plan		(2,787)
Restricted share unit plan (in shares)		(38,349)
Balance at Mar. 31, 2011		3,090,202	95,115	24,858	15,166	485,529	30,593
Balance (in shares) at Mar. 31, 2011		168,935,816
Balance at Dec. 31, 2011	3,215,163	3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Balance (in shares) at Dec. 31, 2011	171,194,430	170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		0
Stock options			12,268
Shares issued under the incentive share purchase plan	5,346	5,346
Shares issued under the incentive share purchase plan (in shares)	160,207	160,207
Shares issued under the Company's dividend reinvestment plan	3,607	3,607
Shares issued under the Company's dividend reinvestment plan (in shares)	105,678	105,678
Shares issued for purchase of mining property		2,447			499
Shares issued for purchase of mining property (in shares)		68,941
Net income for the period						78,548
Dividends declared ($0.20 per share)				0		(34,106)
Other comprehensive (loss) income for the period	(9,875)						(9,875)
Restricted share unit plan		(9,858)
Restricted share unit plan (in shares)		(268,232)
Non-controlling interest eliminated upon acquisition								(12,191)
Balance at Mar. 31, 2012	$ 3,251,848	$ 3,182,923	$ 129,962	$ 24,858	$ 15,665	$ (84,579)	$ (16,981)
Balance (in shares) at Mar. 31, 2012	171,194,430	170,880,330

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended
Mar. 31, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 0.2

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating activities
Net income for the period	$ 78,548	$ 45,264
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	64,553	61,929
Deferred income and mining taxes	10,320	8,879
Environmental remediation	(6,232)
Gain on sale of available-for-sale securities and derivative financial statements	(895)	(6,428)
Stock-based compensation	15,772	21,026
Foreign currency translation loss	15,517	14,065
Other	3,694	5,935
Changes in non-cash working capital balances:
Trade receivables	(14,993)	41,383
Income taxes (payable) recoverable	19,869	(13,057)
Inventories	11,549	(16,595)
Other current assets	18,810	4,466
Accounts payable and accrued liabilities	(29,852)	(2,871)
Interest payable	9,837	10,770
Cash provided by operating activities	196,497	174,766
Investing activities
Additions to property,plant and mine development	(75,995)	(96,849)
Acquisition of Grayd Resource Corporation (note 13)	(9,322)
Decrease in short-term investments	579	2,201
Net proceeds on available-for-sale securities and other		8,764
Purchase of available-for-sale securities	(2,003)	(4,565)
Decrease (increase) in restricted cash	(2,167)	492
Cash used in investing activities	(88,908)	(89,957)
Financing activities
Dividends paid	(30,515)	(25,820)
Repayment of capital lease obligations	(3,112)	(3,053)
Repayment of long-term debt	(90,000)	(50,000)
Repurchase of common shares for restricted share unit plan	(12,031)	(3,723)
Common shares issued	3,580	10,031
Cash used in financing activities	(132,078)	(72,565)
Effect of exchange rate changes on cash and cash equivalents	518	629
Net increase (decrease) in cash and cash equivalents during the period	(23,971)	12,873
Cash and cash equivalents, beginning of period	179,447	95,560
Cash and cash equivalents, end of period	155,476	108,433
Supplemental cash flow information
Interest paid	4,093	3,229
Income and mining taxes paid	$ 4,305	$ 35,219

BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("US GAAP") in US dollars. They do not include all of the disclosures required by US GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2011 annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2011. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at March 31, 2012 and the results of operations and cash flows for the three months ended March 31, 2012 and March 31, 2011.

  Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

USE OF ESTIMATES	3 Months Ended
Mar. 31, 2012
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2012
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2011 audited annual consolidated financial statements except for the changes discussed below.

  Recently Adopted Accounting Pronouncements

  Fair Value Accounting

  In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2012, had no impact on the Company's financial position, results of operations or cash flows.

  Comprehensive Income

  In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. In December 2011, updated guidance was issued to defer the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income until the FASB is able to reconsider those paragraphs. Adoption of the portion of this updated guidance effective for the Company's fiscal year beginning January 1, 2012 had no impact on the Company's financial position, results of operations or cash flows.

  Goodwill Impairment

  In September 2011, ASC guidance was issued related to testing goodwill for impairment. Under the updated guidance, entities are permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test per Topic 350. Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, then the second step of the test would be performed to measure the amount of the impairment loss, if any. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2012, had no impact on the Company's financial position, results of operations or cash flows.

  Recently Issued Accounting Pronouncements and Developments

  Disclosures about Offsetting Assets and Liabilities

  In November 2011, ASC guidance was issued related to disclosures around offsetting financial instrument and derivative instrument assets and liabilities. Under the updated guidance, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statements of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The update is effective for the Company's fiscal year beginning January 1, 2013. Agnico-Eagle is evaluating the potential impact of adopting this guidance on the Company's consolidated financial position, results of operations or cash flows.

FAIR VALUE MEASUREMENT	3 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are as follows:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets forth the Company's financial assets measured at fair value within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(i)	$7,991	$—	$7,991	$—
Available-for-sale securities(ii)	132,379	130,268	2,111	—
Trade receivables(iii)	90,892	—	90,892	—
Fair value of derivative financial instruments(iv)	2,360	—	2,360	—

	$233,622	$130,268	$103,354	$—

  (i)
  Fair value approximates the carrying amounts due to short-term nature.

  (ii)
  Recorded at fair value using quoted market prices (Level 1) and external pricing service providers with observable inputs (Level 2).

  (iii)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

  (iv)
  Recorded at fair value based on broker-dealer quotations.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are held to maturity and are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale securities that are recorded at fair value using quoted market prices are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value using external pricing service providers with observable inputs.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statements of income and comprehensive income (loss) and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the first quarter of 2009, the Company implemented a restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012 the Plan was amended to include Directors and Senior Executives of Agnico-Eagle. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period of two to three years.

  During the first quarter of 2012, the Company funded the RSU plan by transferring $12.0 million (2011 — $3.7 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. Compensation cost for the RSU plan incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical employee stock option plan forfeiture rates. For the years 2009 through 2012, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust were eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are included in basic EPS once they have vested. All of the unvested shares held by the Trust were included in the diluted EPS calculations.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at March 31, 2012 were exercised:

Common shares outstanding at March 31, 2012	171,194,430
Employees' stock options	11,647,901
Warrants	8,600,000
Restricted share unit plan	314,100

191,756,431

  During the three months ended March 31, 2012, 3,228,000 (2011 — 2,574,785) options were granted with a weighted average exercise price of C$36.96 (2011 — C$76.56), nil (2011 — 164,219) employee stock options were exercised for cash of $nil (2011 — $6.9 million), 90,000 (2011 — 91,750) options were cancelled with a weighted average exercise price of $60.30 (2011 — C$66.87) and 449,150 (2011 — nil) options expired with a weighted average exercise price of $48.09 (2011 — nil).

  The following table illustrates the changes in common shares outstanding for the three months ended March 31, 2012:

	Number of Shares	$ Amount
Common shares outstanding, beginning of period	170,813,736	$3,181,381
Shares issued under incentive share purchase plan	160,207	5,346
Shares issued under dividend reinvestment plan	105,678	3,607
Shares issued on acquisition of Grayd Resource Corporation	68,941	2,447
RSU plan	(268,232)	(9,858)

Common shares outstanding, end of period	170,880,330	$3,182,923

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three Months Ended March 31,
	2012	2011
Net income for the period	$78,548	$45,264

Weighted average number of common shares outstanding — basic (in thousands)	170,837	168,853
Add: Dilutive impact of employee stock options	—	1,155
Dilutive impact of warrants	—	2,773
Dilutive impact of shares related to RSU plan	180	82

Weighted average number of common shares outstanding — diluted (in thousands)	171,017	172,863

Net income per share — basic	$0.46	$0.27

Net income per share — diluted	$0.46	$0.26

  The calculation of diluted net income per share has been computed using the treasury stock method.

  For the three months ended March 31, 2012, all employee stock options and warrants were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive. For the three months ended March 31, 2011, 653,696 employee stock options were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Three Months Ended March 31, 2012
	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of period	8,959,051	C$62.88
Granted	3,228,000	36.96
Forfeited	90,000	60.30
Expired	449,150	48.09

Outstanding, end of period	11,647,901	C$56.29

Options exercisable at end of period	7,246,739	C$59.09

  For the three months ended March 31, 2012 and 2011, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Three Months Ended March 31,
	2012	2011
Risk-free interest rate	1.23%	1.96%
Expected life of options (in years)	2.7	2.5
Expected volatility of Agnico-Eagle's share price	37.5%	34.6%
Expected dividend yield	2.17%	0.88%

AVAILABLE-FOR-SALE SECURITIES	3 Months Ended
Mar. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended March 31, 2012, the Company received proceeds of nil (2011 — $8.8 million) and recognized a gain before income taxes of nil (2011 — $4.4 million) on the sale of certain available-for-sale securities. Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at March 31, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$17,500	$127,344
Unrealized gains in accumulated other comprehensive income	6,517	16,408

Estimated fair value	24,017	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	$113,460	1,717
Unrealized losses in accumulated other comprehensive income	(5,098)	(58)

Estimated fair value	108,362	1,659

Total estimated fair value of available-for-sale securities	$132,379	$145,411

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three months ended March 31, 2012, certain investments fell into an unrealized loss position. At March 31, 2012, the fair value of investments in an unrealized loss position was $108.4 million with a total unrealized loss of $5.1 million. The Company evaluated these securities in relation to the severity and duration (less than three months in all cases) of the impairment. Based on that evaluation and the Company's ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired as at March 31, 2012.

LONG-TERM DEBT	3 Months Ended
Mar. 31, 2012
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On April 7, 2010, the Company closed a private placement of notes consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 with a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

  On August 4, 2011, the Company amended and restated its Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2014 to June 22, 2016.

  During the three months ended March 31, 2012, the Company repaid $90.0 million on the Credit Facility (2011 — repaid $50.0 million, net). At March 31, 2012, the Credit Facility was drawn down by $230.0 million (December 31, 2011 — $320.0 million).

  Total long-term debt interest costs incurred during the three months ended March 31, 2012 was $11.5 million (2011 — $10.0 million). Total interest costs capitalized to property, plant and mine development for the three months ended March 31, 2012 was $0.2 million (2011 — nil). The outstanding long-term debt balance as at March 31, 2012 relates to the $600.0 million in outstanding notes and the $230.0 million outstanding on the Credit Facility.

FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.     FINANCIAL INSTRUMENTS

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  As at March 31, 2012, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting, hedged $225 million of 2012 expenditures. $25 million will expire each month during 2012 at an average rate of US$1.00 = C$1.01. There were no similar effective foreign exchange forward contracts in the first three months of 2011. The effective hedges that expired for the three months ended March 31, 2011 resulted in a realized gain of $0.5 million. As of March 31, 2012, the Company recognized a mark-to-market gain of $2.4 million in accumulated other comprehensive income (loss). Amounts deferred in accumulated other comprehensive income (loss) are reclassified to Production costs, as applicable, when the hedged transaction has occurred.

  In March 2011, the Company entered into a foreign exchange forward contract at a rate of C$0.99 per US dollar with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. There were no forward contracts with ineffective cash flow hedging relationships purchased/outstanding during the first three months ended March 31, 2012. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represented a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. In 2011, the forward contract hedged $90 million of 2011 expenditures. $10 million was scheduled to expire each month starting in April 2011 and to be completely expired by December 31, 2011. As of March 31, 2011, the Company recognized a mark-to-market gain of $1.5 million in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss).

  The Company's other foreign currency derivative strategies in 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on March 31, 2012. The Company's foreign currency derivative strategy generated $0.5 million (2011 — $1.5 million) in call option premiums for the quarter ended March 31, 2012 that were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss).

  During the three months ended March 31, 2012 the Company had intra-quarter zinc financial instruments realized gains of $0.4 million (2011 — nil) that were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss). There were no intra-quarter zinc financial instruments purchased/outstanding during the three months ended March 31, 2011.

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company was nil. All zinc financial instruments expired or were realized in 2011. There were no zinc zero-cost collars purchased/outstanding during the three months ended March 31, 2012.

  In 2011, a total of 20,000 metric tonnes of zinc call options were written at a strike price of $2,500 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. A total of 20,000 metric tonnes of zinc put options were purchased at a strike price of $2,200 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments are recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss). The options that expired during the first quarter of 2011 expired out of the money. As at March 31, 2011, the Company had an unrealized mark-to-market gain of $0.5 million.

  In addition, the Company recognized a gain of nil on intra-quarter silver financial instruments associated with timing of sales of silver products during the first quarter of 2012 (2011 — $(2.1) million) that were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss). There were no silver financial instruments purchased/outstanding during the three months ended March 31, 2012.

  The following table sets out the changes in the Accumulated other comprehensive income (loss) ("AOCI") balances recorded in the consolidated financial statements pertaining to foreign exchange hedging activities. The fair values, based on calculated mark-to-market valuations, of recorded derivative related assets and liabilities and their corresponding entries to AOCI reflect the netting of the fair values of individual derivative financial instruments.

	Three Months Ended March 31,
	2012	2011
AOCI, beginning of year	$(4,404)	$—
Loss reclassified from AOCI into production costs	(510)	—
Other comprehensive loss recognized	7,274	—

AOCI, end of year	$2,360	$—

  The following table provides a summary of the amounts recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss):

	Three Months Ended March 31,
	2012	2011
Premiums realized on written foreign exchange call options	$419	$1,360
Mark-to-market gain on foreign exchange financial instruments	—	1,548
Realized gain on zinc financial instruments	476	—
Mark-to-market gain on zinc financial instruments	—	516
Realized loss on silver financial instruments	—	(2,073)

	$895	$1,351

COMMITMENTS, CONTINGENCIES, AND GUARANTEES	3 Months Ended
Mar. 31, 2012
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
COMMITMENTS, CONTINGENCIES, AND GUARANTEES

10.   COMMITMENTS, CONTINGENCIES, AND GUARANTEES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at March 31, 2012, the total amount of these guarantees was $136.4 million.

SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional Office
Europe:	Kittila mine
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the consolidated balance sheets at March 31, 2012, $200.1 million relates to the Meliadine project that is a component of the Canada segment and $29.2 million relates to the La India project that is a component of the Latin America segment.

  Corporate Head Office assets are included in the "Canada" segment and specific corporate income and expense items are noted separately below.

  Certain items in the comparative segmented information relating to the Meliadine project have been reclassified from the "Exploration" segment to the "Canada" segment.

  The Meadowbank mine achieved commercial production on March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Three Months Ended March 31, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$293,559	$153,844	$47,105	$11,713	$8,613	$72,284
Europe	75,079	26,030	7,395	—	1,064	40,590
Latin America	104,296	35,161	10,053	—	5,744	53,338
Exploration	—	—	—	11,395	96	(11,491)

	$472,934	$215,035	$64,553	$23,108	$15,517	$154,721

Segment income						$154,721
Corporate and Other:
Interest and sundry income						269
Gain on derivative financial instruments						895
General and administrative						(33,928)
Interest expense						(14,447)

Income before income and mining taxes						$107,510

Three Months Ended March 31, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$277,571	$139,160	$47,101	$—	$10,305	$81,005
Europe	56,331	28,500	7,268	—	3,863	16,700
Latin America	78,166	30,907	7,560	—	(103)	39,802
Exploration	—	—	—	16,978	—	(16,978)

	$412,068	$198,567	$61,929	$16,978	$14,065	$120,529

Segment income						$120,529
Corporate and Other:
Interest and sundry income						248
Gain on sale of available-for-sale securities						4,394
Gain on derivative financial instruments						1,351
General and administrative						(35,152)
Interest expense						(14,008)

Income before income and mining taxes						$77,362

	Total Assets as at
	March 31, 2012	December 31, 2011
Canada	$3,493,891	$3,205,158
Europe	809,470	771,714
Latin America	655,040	1,020,078
Exploration	40,022	37,312

	$4,998,423	$5,034,262

ENVIRONMENTAL REMEDIATION LIABILITY	3 Months Ended
Mar. 31, 2012
ENVIRONMENTAL REMEDIATION LIABILITY
ENVIRONMENTAL REMEDIATION LIABILITY

12.   ENVIRONMENTAL REMEDIATION LIABILITY

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized. During the three months ended March 31, 2012, the Company incurred $6.2 million of remediation costs that were applied against the environmental remediation liability recognized in 2011. As at March 31, 2012, the remaining Goldex mine environmental remediation liability was $39.7 million and was classified as a current liability. The Company's other non-Goldex mine related accrued reclamation and closure costs are long-term in nature and thus no portion of these costs has been classified as current liabilities. The environmental remediation liability for the anticipated costs of remediation associated with the Company's Goldex mine requires management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates. The Goldex mine is part of the "Canada" segment as shown in Note 11.

ACQUISITIONS	3 Months Ended
Mar. 31, 2012
ACQUISITIONS
ACQUISITIONS

13.   ACQUISITIONS

  On November 18, 2011, the Company acquired 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd"), on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico-Eagle shares. The acquisition was accounted for as a business combination and goodwill of $29.2 million was recognized on the Company's Consolidated Balance Sheets.

  On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico-Eagle shares valued at $2.4 million. The non-controlling interest as reported on the December 31, 2011 consolidated balance sheets of the Company has now been eliminated as a result of this transaction.

GENERAL AND ADMINISTRATIVE	3 Months Ended
Mar. 31, 2012
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

14.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and also recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the General and administrative line item of the consolidated statements of income and comprehensive income during the three months ended March 31, 2011.

  During the subsequent months of 2011, the Company received $2.4 million of insurance proceeds and had a remaining insurance receivable of $8.8 million as at December 31, 2011 within the Other current assets line item of the consolidated balance sheets. During the first three months of 2012, the Company received $1.9 million of insurance proceeds and had a remaining insurance receivable of $6.9 million as at March 31, 2012.

SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.   SUBSEQUENT EVENTS

  On April 27, 2012, Agnico-Eagle announced that the Board of Directors approved the payment of a quarterly cash dividend of $0.20 per common share, payable on June 15, 2012 to holders of record of the common shares of the Company on June 1, 2012.

SECURITIES CLASS ACTION LAWSUITS	3 Months Ended
Mar. 31, 2012
SECURITIES CLASS ACTION LAWSUITS
SECURITIES CLASS ACTION LAWSUITS

16.   SECURITIES CLASS ACTION LAWSUITS

  On November 7 and 22, 2011, the Company and certain of its current and former officers and directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the court entered an order consolidating the actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointed a lead plaintiff (not one of the plaintiffs who filed the original complaints). On April 6, 2012, the lead plaintiff served its Consolidated Complaint (the "Complaint"). The Complaint names the Company, its current chief executive officer and its former president and chief operating officer as defendants and purports to be brought on behalf of all persons and entities who purchased or otherwise acquired the Company's publicly traded securities in the United States or on a U.S. exchange during the period July 28, 2010 through October 19, 2011 (the "Class Period"). The Complaint alleges, among other things, that defendants violated U.S. securities laws by misrepresenting the Company's gold reserves and the status, ability to operate and projected production of its Goldex mine. The Complaint seeks, among other things, (i) a determination that the action is a proper class action and (ii) an award of unspecified damages, attorneys' fees and expenses. The defendants intend to move to dismiss the Complaint for failure to state a claim under the U.S. securities laws.

  On March 8, 2012 and April 10, 2012 a Notice of Action and Statement of Claim under the laws of the Province of Ontario (collectively, the "Ontario Claim") were issued by William Leslie AFA Livforsakringsaktiebolag and certain other entities against the Company and certain of its current and former officers and directors. The Ontario Claim alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011. The plaintiffs seek, among other things, damages of $250 million and to certify the Ontario Claim as a class action. The Company intends to vigorously defend the Ontario Claim.

  On April 12, 2012 two senior officers of the Company were served with a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff under the laws of the Province of Quebec (the "Quebec Action"). The Quebec Action is on behalf of all persons and entities who acquired securities of the Company between March 26, 2010 and October 19, 2011. The plaintiffs in the Quebec Action seek damages arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex mine. The Company intends to vigorously defend the action.

COMPARATIVE FIGURES	3 Months Ended
Mar. 31, 2012
COMPARATIVE FIGURES
COMPARATIVE FIGURES

17.   COMPARATIVE FIGURES

  Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2012 interim consolidated financial statements.

FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(i)	$7,991	$—	$7,991	$—
Available-for-sale securities(ii)	132,379	130,268	2,111	—
Trade receivables(iii)	90,892	—	90,892	—
Fair value of derivative financial instruments(iv)	2,360	—	2,360	—

	$233,622	$130,268	$103,354	$—

  (i)
  Fair value approximates the carrying amounts due to short-term nature.

  (ii)
  Recorded at fair value using quoted market prices (Level 1) and external pricing service providers with observable inputs (Level 2).

  (iii)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

  (iv)
  Recorded at fair value based on broker-dealer quotations.

SHAREHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2012
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if All instruments outstanding were exercised

Common shares outstanding at March 31, 2012	171,194,430
Employees' stock options	11,647,901
Warrants	8,600,000
Restricted share unit plan	314,100

191,756,431

Schedule of changes in common stock outstanding

	Number of Shares	$ Amount
Common shares outstanding, beginning of period	170,813,736	$3,181,381
Shares issued under incentive share purchase plan	160,207	5,346
Shares issued under dividend reinvestment plan	105,678	3,607
Shares issued on acquisition of Grayd Resource Corporation	68,941	2,447
RSU plan	(268,232)	(9,858)

Common shares outstanding, end of period	170,880,330	$3,182,923

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended March 31,
	2012	2011
Net income for the period	$78,548	$45,264

Weighted average number of common shares outstanding — basic (in thousands)	170,837	168,853
Add: Dilutive impact of employee stock options	—	1,155
Dilutive impact of warrants	—	2,773
Dilutive impact of shares related to RSU plan	180	82

Weighted average number of common shares outstanding — diluted (in thousands)	171,017	172,863

Net income per share — basic	$0.46	$0.27

Net income per share — diluted	$0.46	$0.26

STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2012
STOCK-BASED COMPENSATION
Stock option activity

	Three Months Ended March 31, 2012
	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of period	8,959,051	C$62.88
Granted	3,228,000	36.96
Forfeited	90,000	60.30
Expired	449,150	48.09

Outstanding, end of period	11,647,901	C$56.29

Options exercisable at end of period	7,246,739	C$59.09

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Three Months Ended March 31,
	2012	2011
Risk-free interest rate	1.23%	1.96%
Expected life of options (in years)	2.7	2.5
Expected volatility of Agnico-Eagle's share price	37.5%	34.6%
Expected dividend yield	2.17%	0.88%

AVAILABLE-FOR-SALE SECURITIES (Tables)	3 Months Ended
Mar. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at March 31, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$17,500	$127,344
Unrealized gains in accumulated other comprehensive income	6,517	16,408

Estimated fair value	24,017	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	$113,460	1,717
Unrealized losses in accumulated other comprehensive income	(5,098)	(58)

Estimated fair value	108,362	1,659

Total estimated fair value of available-for-sale securities	$132,379	$145,411

FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2012
FINANCIAL INSTRUMENTS
Changes in AOCI balances pertaining to foreign hedging activities

	Three Months Ended March 31,
	2012	2011
AOCI, beginning of year	$(4,404)	$—
Loss reclassified from AOCI into production costs	(510)	—
Other comprehensive loss recognized	7,274	—

AOCI, end of year	$2,360	$—

Summary of the amounts recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income

	Three Months Ended March 31,
	2012	2011
Premiums realized on written foreign exchange call options	$419	$1,360
Mark-to-market gain on foreign exchange financial instruments	—	1,548
Realized gain on zinc financial instruments	476	—
Mark-to-market gain on zinc financial instruments	—	516
Realized loss on silver financial instruments	—	(2,073)

	$895	$1,351

SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2012
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended March 31, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$293,559	$153,844	$47,105	$11,713	$8,613	$72,284
Europe	75,079	26,030	7,395	—	1,064	40,590
Latin America	104,296	35,161	10,053	—	5,744	53,338
Exploration	—	—	—	11,395	96	(11,491)

	$472,934	$215,035	$64,553	$23,108	$15,517	$154,721

Segment income						$154,721
Corporate and Other:
Interest and sundry income						269
Gain on derivative financial instruments						895
General and administrative						(33,928)
Interest expense						(14,447)

Income before income and mining taxes						$107,510

Three Months Ended March 31, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$277,571	$139,160	$47,101	$—	$10,305	$81,005
Europe	56,331	28,500	7,268	—	3,863	16,700
Latin America	78,166	30,907	7,560	—	(103)	39,802
Exploration	—	—	—	16,978	—	(16,978)

	$412,068	$198,567	$61,929	$16,978	$14,065	$120,529

Segment income						$120,529
Corporate and Other:
Interest and sundry income						248
Gain on sale of available-for-sale securities						4,394
Gain on derivative financial instruments						1,351
General and administrative						(35,152)
Interest expense						(14,008)

Income before income and mining taxes						$77,362

Segment assets by geographical area

	Total Assets as at
	March 31, 2012	December 31, 2011
Canada	$3,493,891	$3,205,158
Europe	809,470	771,714
Latin America	655,040	1,020,078
Exploration	40,022	37,312

	$4,998,423	$5,034,262

FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Mar. 31, 2012 M
Total
Financial assets:
Cash equivalents and short-term investments	$ 7,991
Available-for-sale securities	132,379
Trade receivables	90,892
Fair value of derivative financial instruments	2,360
Total financial assets	233,622
Maximum term of maturity from the date of purchase to classify marketable securities as cash equivalents (in months)	3
Minimum term of maturity from the date of purchase to classify marketable securities as short-term investments (in months)	3
Level 1
Financial assets:
Available-for-sale securities	130,268
Total financial assets	130,268
Level 2
Financial assets:
Cash equivalents and short-term investments	7,991
Available-for-sale securities	2,111
Trade receivables	90,892
Fair value of derivative financial instruments	2,360
Total financial assets	$ 103,354

SHAREHOLDERS' EQUITY (Details)	3 Months Ended		12 Months Ended			3 Months Ended
	Mar. 31, 2012 USD ($) timesperyear	Mar. 31, 2011 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2012 CAD	Dec. 31, 2011 CAD	Mar. 31, 2012 Restricted Share Unit Plan Minimum	Mar. 31, 2012 Restricted Share Unit Plan Maximum
SHAREHOLDERS' EQUITY
Amount transferred to an employee benefit trust to fund restricted share unit plan	$ 12,000,000	$ 3,700,000
Number of times per year the employee benefit trust is funded (in times per year)	1
Common shares outstanding at March 31, 2012 (in shares)	171,194,430
Employees' stock options (in shares)	11,647,901
Warrants	8,600,000
Restricted share unit plan (in shares)	314,100
Maximum number of common shares (in shares)	191,756,431
Stock options granted (in shares)	3,228,000		2,574,785
Granted, weighted average exercise price (in Canadian dollars per share)				36.96	76.56
Stock options, weighted average exercised (in shares)			164,219
Cash received from exercise of stock options (in U.S. dollars)			6,900,000
Stock options cancelled (in shares)	90,000		91,750
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)				60.3	66.87
Stock options expired (in shares)	449,150
Stock options expired - weighted-average exercise price (in Canadian dollars per share)				48.09
Changes in Common Shares outstanding
Common shares outstanding, beginning of period (in shares)	170,813,736
Common shares, beginning of period (in U.S. dollars)	3,181,381,000
Shares issued under Incentive Share Purchase Plan (in U.S. dollars)	5,346,000
Shares issued under Incentive Share Purchase Plan (in shares)	160,207
Shares issued under Dividend Reinvestment Plan (in U.S. dollars)	3,607,000
Shares issued under Dividend Reinvestment Plan (in shares)	105,678
Shares issued for acquisition of Grayd Resource Corporation (in U.S. dollars)	2,447,000
Shares issued for acquisition of Grayd Resource Corporation, (in shares)	68,941
Restricted share unit plan, amount (in U.S. dollars)	(9,858,000)
Restricted share unit plan	(268,232)
Common shares outstanding, end of period (in shares)	170,880,330		170,813,736
Common shares, beginning of period (in U.S. dollars)	3,181,381,000
Common shares outstanding, end of period (in U.S. dollars)	3,182,923,000		3,181,381,000
Net income per share
Net income for the period	$ 78,548,000	$ 45,264,000
Weighted average number of common shares outstanding - basic	170,837,000	168,853,000
Add : Dilutive impact of employee stock options (in shares)		1,155,000
Dilutive impact of warrants (in shares)		2,773,000
Dilutive impact of shares related to RSU plan	180,000	82,000
Weighted average number of common shares outstanding - diluted	171,017,000	172,863,000
Net income per share - basic (in dollars per share)	$ 0.46	$ 0.27
Net income per share - diluted (in dollars per share)	$ 0.46	$ 0.26
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)		653,696
Share-based compensation arrangements
Term of options granted under ESOP (in years)						2 years	3 years

STOCK-BASED COMPENSATION (Details)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012 CAD	Dec. 31, 2011 CAD	Mar. 31, 2012 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan CAD	Mar. 31, 2012 Employee Stock Option Plan CAD
Stock options activity
Granted (in shares)	3,228,000	2,574,785	3,228,000	2,574,785
Forfeited (in shares)	90,000	91,750	90,000	91,750
Expired (in shares)	449,150		449,150
Options outstanding, end of year (in shares)	11,647,901		11,647,901	8,959,051
Options exercisable at end of period (in shares)			7,246,739
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)					56.29
Granted, weighted average exercise price (in Canadian dollars per share)	36.96	76.56	$ 36.96	76.56
Forfeited, weighted average exercise price			$ 60.3	66.87
Expired - weighted-average exercise price (in Canadian dollars per share)	48.09		$ 48.09
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)				62.88	56.29
Options exercisable at end of period (in Canadian dollars per share)					59.09

STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	3 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011 Y
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.23%	1.96%
Expected life of options (in years)	2.7	2.5
Expected volatility of the Company's share price (as a percent)	37.50%	34.60%
Expected dividend yield (as a percent)	2.17%	0.88%

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended					3 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Available-for-sale securities in an unrealized gain position	Dec. 31, 2011 Available-for-sale securities in an unrealized gain position	Mar. 31, 2012 Available-for-sale securities in an unrealized loss position M	Dec. 31, 2011 Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Net proceeds on available-for-sale securities and other	$ 8,800,000
Gain on sale and write-down of available-for-sale securities	4,394,000
Cost (net of impairments)				17,500,000	127,344,000	113,460,000	1,717,000
Unrealized gains (losses) in accumulated other comprehensive income				6,517,000	16,408,000	(5,098,000)	(58,000)
Estimated fair value		132,379,000	145,411,000	24,017,000	143,752,000	108,362,000	1,659,000
Pre-impairment fair value of investments						108,400,000
Total unrealized loss on the pre-impairment of investments						$ 5,100,000
Maximum duration of impairment for investments in available-for-sale securities (in months)						3

LONG-TERM DEBT (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Aug. 04, 2011 Credit Facilities	Mar. 31, 2012 Guaranteed senior unsecured notes	Apr. 07, 2010 Guaranteed senior unsecured notes Y
Debt instrument
Amount available under credit facilities after amendment					$ 1,200,000,000
Amount repaid of the credit facility during the period			90,000,000	50,000,000
Amount drawn down on the credit facility			230,000,000	320,000,000
Long-term debt interest costs	11,500,000	10,000,000
Interest expense capitalized to construction in progress	200,000
Outstanding notes						$ 600,000,000
Weighted average maturity term on guaranteed senior unsecured notes (in years)							9.84
Guaranteed senior unsecured notes, weighted average yield (as a percent)							6.59%

FINANCIAL INSTRUMENTS (Details)	3 Months Ended					3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2012 Zinc USD ($)	Mar. 31, 2011 Zinc USD ($)	Dec. 31, 2011 Zinc usdperMT	Mar. 31, 2011 Silver USD ($)	Dec. 31, 2011 Silver USD ($)	Mar. 31, 2012 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written USD ($)	Mar. 31, 2011 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc MT usdperMT	Mar. 31, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Mar. 31, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Mar. 31, 2012 Foreign exchange forward contract Designated as hedges CAD	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Mar. 31, 2011 Foreign exchange forward contract Not designated as hedges CAD	Mar. 31, 2012 Extendible foreign exchange flat forward USD ($)	Mar. 31, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc MT usdperMT
Derivative
Amount of expenditures hedged												$ 225,000,000			$ 90,000,000
Amount of expenditures hedged, expiring each month												25,000,000			10,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)														1.01		0.99
Gain (Loss) on derivative financial instruments													500,000
Gain recognized in consolidated statement of income and comprehensive income (loss)			400,000				(2,100,000)					2,400,000			1,500,000
Call option premiums generated								500,000	1,500,000
Zinc options (in metric tonnes)											20,000									20,000
Strike price for option (in dollars per metric tonne)											2,500									2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)											2,000									2,000
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)					2,500
Unrealized mark-to-market gain				516,000														1,548,000	500,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
Accumulated other comprehensive loss, beginning of year	(7,106,000)																(4,404,000)
Loss reclassified from AOCI into production cost																	(510,000)
Other comprehensive loss recognized																	7,274,000
Accumulated other comprehensive loss, end of year	(16,981,000)																2,360,000		(4,404,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option								419,000		1,360,000
Unrealized mark-to-market gain				516,000														1,548,000	500,000
Gain (loss) on derivative financial instruments	$ 895,000	$ 1,351,000	$ 476,000			$ (2,073,000)

COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
Guarantees provided in the form of letters of credit	$ 136.4

SEGMENTED INFORMATION (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Segment reporting Information
Goodwill	$ 229,279,000		$ 229,279,000
Revenues from Mining Operations	472,934,000	412,068,000
Production Costs	215,035,000	198,567,000
Amortization of Property, Plant and Mine Development	64,553,000	61,929,000
Exploration and Corporate Development	23,108,000	16,978,000
Foreign currency translation loss	15,517,000	14,065,000
Segment Income (Loss)	154,721,000	120,529,000
Interest and sundry expense	269,000	248,000
Gain on sale and write-down of available-for-sale securities		4,394,000
Gain (loss) on derivative financial instruments	895,000	1,351,000
General and administrative expenses	(33,928,000)	(35,152,000)
Interest expense	(14,447,000)	(14,008,000)
Income before income and mining taxes	107,510,000	77,362,000
TOTAL ASSETS	4,998,423,000		5,034,262,000
Meliadine Mine Project
Segment reporting Information
Goodwill	200,100,000
La India Mine Project
Segment reporting Information
Goodwill	29,200,000
Canada
Segment reporting Information
Revenues from Mining Operations	293,559,000	277,571,000
Production Costs	153,844,000	139,160,000
Amortization of Property, Plant and Mine Development	47,105,000	47,101,000
Exploration and Corporate Development	11,713,000
Foreign currency translation loss	8,613,000	10,305,000
Segment Income (Loss)	72,284,000	81,005,000
TOTAL ASSETS	3,493,891,000		3,205,158,000
Europe
Segment reporting Information
Revenues from Mining Operations	75,079,000	56,331,000
Production Costs	26,030,000	28,500,000
Amortization of Property, Plant and Mine Development	7,395,000	7,268,000
Foreign currency translation loss	1,064,000	3,863,000
Segment Income (Loss)	40,590,000	16,700,000
TOTAL ASSETS	809,470,000		771,714,000
Latin America
Segment reporting Information
Revenues from Mining Operations	104,296,000	78,166,000
Production Costs	35,161,000	30,907,000
Amortization of Property, Plant and Mine Development	10,053,000	7,560,000
Foreign currency translation loss	5,744,000	(103,000)
Segment Income (Loss)	53,338,000	39,802,000
TOTAL ASSETS	655,040,000		1,020,078,000
Exploration
Segment reporting Information
Exploration and Corporate Development	11,395,000	16,978,000
Foreign currency translation loss	96,000
Segment Income (Loss)	(11,491,000)	(16,978,000)
TOTAL ASSETS	40,022,000		37,312,000
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry expense	269,000	248,000
Gain on sale and write-down of available-for-sale securities		4,394,000
Gain (loss) on derivative financial instruments	895,000	1,351,000
General and administrative expenses	(33,928,000)	(35,152,000)
Interest expense	(14,447,000)	(14,008,000)
Income before income and mining taxes	$ 107,510,000	$ 77,362,000

ENVIRONMENTAL REMEDIATION LIABILITY (Details) (USD $)	3 Months Ended
Mar. 31, 2012
ENVIRONMENTAL REMEDIATION LIABILITY
Environmental remediation	$ (6,232,000)
Environmental remediation liability, current	$ 39,700,000

ACQUISITIONS (Details) (Grayd, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Jan. 23, 2012	Nov. 18, 2011
Grayd
Business acquisition details
Percentage of outstanding shares acquired		94.77%
Total purchase price (in dollars)	$ 11.8	$ 222.1
Cash payable to total consideration	9.3	166
Shares issued for acquisition of mining property (in shares)	68,941	1,250,477
Goodwill recognized from business combination		29.2
Newly issued Agnico-Eagle shares value	$ 2.4

GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 6.9
Costs related to disposal of property	7.4
Insurance receivable	11.2	6.9	11.2	8.8
Loss due to fire recognized in the General and Administrative			3.1
Insurance proceeds received		$ 1.9		$ 2.4

SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	1 Months Ended
	Mar. 31, 2012	Apr. 30, 2012 Dividend declared
Subsequent event disclosures
Dividends declared (in dollars per share)	$ 0.2	$ 0.2

SECURITIES CLASS ACTION LAWSUITS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Nov. 30, 2011 lawsuit	Mar. 31, 2012 person
Contingencies
Number of putative class actions against entity (in lawsuits)	2
Number of current senior executive officers and directors who resigned in response to lawsuits		2
Damages sought by plaintiffs (in dollars)		$ 250